CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,100,495)	$ (2,868,157)	$ (16,186,085)
Net profit/(loss) from discontinued operations		18,570,629	(13,650,763)
Net loss from continuing operations	(2,100,495)	(21,438,786)	(2,535,322)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	75,985
Right-of-use assets depreciation	37,025
(Gain)/Loss of investment		(84,634)	387,910
Interest income	(169,726)
Allowance for expected credit losses		19,520,843
Imputed interest expense	546,525	736,941	1,250,000
Stock-base compensations for consulting service			10,133
Change in operating assets and liabilities
Accounts receivable	(83,703)	(180,000)
Loan receivable	(7,500,000)
Other receivables	4,892,315	(323,235)
Prepayments	(26,539)	(10,367)	20,000
Accounts payable	95,838
Other payables and accrued liabilities	55,226	61,846
Contract liabilities	(72,766)
Taxes payable	38,386	583
Lease liabilities	(36,183)
Due from discontinued operations		(3,618,253)	(2,542,000)
Net cash used in operating activities from continuing operations	(4,248,112)	(5,335,062)	(3,409,279)
Net cash provided by (used in) operating activities from discontinued operations		2,615,101	(1,814,592)
Net cash used in operating activities	(4,248,112)	(2,719,961)	(5,223,871)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash deposit in escrow account	(5,114,000)	(47,387,762)	(4,800,000)
Cash received from escrow account	5,000,000
Acquisitions of property, plant and equipment	(768,803)
Long-term investment in equity	(100,060)
Net cash used in investing activities from continuing operations	(982,863)	(47,387,762)	(4,800,000)
Net cash provided by (used in) investing activities from discontinued operations		14,054	(470,805)
Net cash used in investing activities	(982,863)	(47,373,708)	(5,270,805)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from issuance of common stock under F3	5,697,396	49,522,314
Net proceeds from issuance of convertible bonds		2,947,762	5,000,000
Net proceeds from issuance of PIPEs			291,856
Cash proceeds from acquisition Pure Tech	4,212,977
Refunds from escrow		96,932	503,068
Net cash provided by financing activities from continuing operations	9,910,373	52,567,008	5,794,924
Net cash used in financing activities from discontinued operations		(2,997,269)	(255,827)
Net cash provided by financing activities	9,910,373	49,569,739	5,539,097
EFFECT OF EXCHANGE RATE CHANGES	(38,332)	(28,715)	(299,017)
NET CHANGE IN CASH	4,641,066	(552,645)	(5,254,596)
CASH, beginning of period	52,659	1,038,819	6,293,415
CASH, end of period	4,693,725	486,174	1,038,819
LESS: CASH, CASH EQUIVALENTS AND RESTRICTED CASH FROM DISCONTINUED OPERATIONS		433,515	829,258
CASH, CASH EQUIVALENTS AND RESTRICTED CASH FROM CONTINUING OPERATIONS	$ 4,693,725	$ 52,659	$ 209,561